Stock-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value, Earnout RSUs (Details)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.11%
Expected volatility	88.60%
Expected term	11 months 15 days
Expected dividend yield	0.00%
Earnout RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Earnout RSU [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.84%
Expected volatility	53.10%
Expected term	4 years 9 months 29 days
Earnout RSU [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.21%
Expected volatility	81.00%
Expected term	5 years